Prepayments and other receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepayments and other receivables
Financial guarantee fee receivable, gross	¥ 55,296	¥ 156,966
Less: impairment loss allowance	(7,335)	(20,782)	¥ (3,863)
Financial guarantee fee receivable, net (Note a)	47,961	136,184	¥ 193,187
Deposit	226,180	98,097
Valueaddedtax deductible	60,765	38,688
Receivable from disposal of equipment to related parties	51,695
Advance to suppliers	38,871	17,519
Advance to staffs	25,339	13,339
Receivables for valueaddedtax paid on behalf of wealth management products	3,154	12,498
Others	75,644	21,957
Less: impairment loss allowance	(1,332)	(1,068)
Total	¥ 528,277	¥ 337,214